OTHER INFORMATION (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share options [member]
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries	1,019,907	900,148
Fair value of the LTIP in USD	€ 1,070,673	€ 1,058,967
Weighted average price in USD	€ 1.05	€ 1.18
Options granted during the period	203,981	180,030
Options exercised during the period
Options outstanding	203,981	180,030
Exercisable
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries	964,954	897,970
Fair value of the LTIP in USD	€ 3,759,583	€ 3,632,610
Weighted average price in USD	€ 3.90	€ 4.05
Options granted during the period	192,991	179,594
Options exercised during the period
Options outstanding	192,991	179,594
Exercisable
Deferred Payments Right [Member]
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries
Fair value of the LTIP in USD	€ 4,612,669	€ 4,131,152
Weighted average price in USD
Options granted during the period	84,676	37,918
Options exercised during the period
Options outstanding	84,676	37,918
Exercisable